Average Annual Total Returns - VIPStockSelectorAllCap-InitialServiceService2PRO - VIPStockSelectorAllCap-InitialServiceService2PRO - VIP Stock Selector All Cap Portfolio	Apr. 29, 2024
VIP Stock Selector All Cap Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	27.23%
Since Inception	1.93%	[1]
VIP Stock Selector All Cap Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	27.12%
Since Inception	1.83%	[2]
VIP Stock Selector All Cap Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	26.95%
Since Inception	1.69%	[3]
MS185
Average Annual Return:
Past 1 year	26.26%
Since Inception	2.43%

[1]	A From October 21, 2021 .
[2]	B From October 21, 2021 .
[3]	C From October 21, 2021 .